Patents and Other Intangibles	12 Months Ended
Dec. 31, 2023
Other Intangibles [Abstract]
Patents and Other Intangibles

15. Patents and Other Intangibles

	Patents	Software	Total Other Intangibles
	$	$	$
Cost
As at January 1, 2022	806,868	-	806,868
Additions	92,545	92,096	184,641
As at December 31, 2022	899,413	92,096	991,509

Accumulated amortization
As at January 1, 2022	(225,451)	-	(225,451)
Charge	(71,095)	-	(71,095)
As at December 31, 2022	(296,546)	-	(296,546)

As at December 31, 2022	602,867	92,096	694,963

Cost
As at January 1, 2023	899,413	92,096	991,509
Additions during the period	90,978	291,410	382,388
As at December 31, 2023	990,391	383,506	1,373,897

Accumulated amortization
As at January 1, 2023	(296,546)	-	(296,546)
Charge	(78,742)	(84,405)	(163,147)
As at December 31, 2023	(375,288)	(84,405)	(459,693)

As at December 31, 2023	615,103	299,101	914,204

Lifezone’s intellectual property includes six active patent families, covering various enhancements to the Hydromet technology process for metal production from ores, concentrates and other feedstocks, including platinum group metals, gold, silver, base metals and rare earth metals. These enhancements span the handling of gangue elements, purification steps, diverse feed materials, and carbon emissions minimization.